SUBSEQUENT EVENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) share shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) share
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of options | $		$ 2,754		$ 3,546
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 2.63		$ 1.63
Exercise price per share of forfeited stock options	8.80		8.21
Number of stock options forfeited | share		65,667		25,000
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	1.88		0.16
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	8.24		$ 8.24
Exercise of stock options in subsequent period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued upon exercise of stock options | shares		220,000
Proceeds from exercise of options | $		$ 492
Exercise of stock options in subsequent period [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	1.84
Exercise of stock options in subsequent period [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement	8.24
Cancellation of stock options forfeited in subsequent period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price per share of forfeited stock options	$ 10.80
Number of stock options forfeited | share		15,000